Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions
21.	RELATED PARTY TRANSACTIONS

The name and nature of the relationships with related parties are as follow:

Name	Relationship with the Group
Yunhu Times Technology Limited (“Yunhu Times”)	Controlled by Mr. Defu Dong
Mr. Deyou Dong(1)	The Company’s CEO
Ms. Chunjie Yuan(2)	Sister-in-law of Mr. Deyou Dong ,the Company’s CEO

(1).	17FOXSY is our 83.3% owned subsidiary in China. In December of 2016, the 83.3% equity interest was transferred from Fair Nice to Mr. Deyou Dong, CEO of the Group, to become a domestic company. An entrusted agreement was signed between Fair Nice and Mr. Deyou Dong before the ownership changed. On April 24, 2017, the 83.3% equity interest was transferred back from Mr. Deyou Dong to Techfaith China.
(2).	On March 1, 2017, the Group transferred the 100% ownership on Techfaith Intelligent Handset Beijing from Infoexcel Technology to a third party. Ms Chunjie Yuan, sister-in-law of Mr Deyou Dong, was assigned as legal representative of Techfaith Intelligent Handset Beijing. At the same time, the legal shareholder of Techfaith Intelligent Handset Beijing has signed an entrusted agreement with Infoexcel Technology. Currently we control Techfaith Intelligent Handset Beijing through this entrusted agreement.

From 2015, the Group conducted transactions with Yunhu Times. A summary of the purchase of raw materials and the sales of mobile phone products during the years ended December 31, 2015 and 2016 are as follows:

	2015	2016
Purchase of raw materials:
Yunhu Times	$127	$2,701

	2015	2016
Sales of mobile phone products:
Yunhu Times	$2,195	$3,649

As of December 31, 2015 and 2016, amounts due from a related party were as follow:

	December 31,
	2015	2016
Trade receivable:
Yunhu Times	$821	$2,247

Other receivable:
Yunhu Times	$66	$950